Taxes Payable (Details) - Schedule of Tax Payables - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Tax Payables [Abstract]
Income tax payable	$ 874,547	$ 722,114
Withholding tax payable	519	1,421
VAT payable	546	12,712
Total	$ 875,612	$ 736,247